JPMorgan Small Cap Equity Fund Expense Example - A C I Shares [Member] - JPMorgan Small Cap Equity Fund	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 635
Expense Example, with Redemption, 3 Years	890
Expense Example, with Redemption, 5 Years	1,165
Expense Example, with Redemption, 10 Years	1,948
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	267
Expense Example, with Redemption, 3 Years	545
Expense Example, with Redemption, 5 Years	947
Expense Example, with Redemption, 10 Years	1,936
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	305
Expense Example, with Redemption, 5 Years	537
Expense Example, with Redemption, 10 Years	$ 1,204